Subsequent events (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent events
Impairment		$ 1,033	$ 683	$ 491
Products in development | Epanova
Subsequent events
Impairment		533
Provision for inventory and supply-related costs		$ 115
Sale of Rights and Participate | Number of Established Hypertension Medicines
Subsequent events
Upfront payment to be received	$ 350
Estimated future sales-contingent payments	40
Sale of a proportion of equity portfolio
Subsequent events
Consideration received	$ 184